Vessels, Net, Net Book Value (Details) $ in Thousands	11 Months Ended
Dec. 31, 2022 USD ($)
Accumulated Depreciation [Abstract]
Depreciation	$ (1,903)
Net book value	50,200
Vessels [Member]
Cost [Abstract]
Beginning balance	0
Vessel contributed by Seanergy	18,500
Additions	80,648
Disposals	(60,379)
Ending balance	38,769
Accumulated Depreciation [Abstract]
Beginning balance	0
Depreciation	(1,903)
Disposals	646
Ending balance	(1,257)
Net book value	$ 37,512